Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Consumer Discretionary Portfolio
March 31, 2024
VCI-NPRT1-0524
1.814645.119
Common Stocks - 99.9%
	Shares	Value ($)
Automobile Components - 3.3%
Automotive Parts & Equipment - 3.3%
Adient PLC (a)	41,400	1,362,888
Aptiv PLC (a)	63,050	5,021,933
Magna International, Inc. Class A (b)	31,470	1,714,486
		8,099,307
Automobiles - 9.7%
Automobile Manufacturers - 9.7%
General Motors Co.	99,500	4,512,325
Tesla, Inc. (a)	111,764	19,646,994
		24,159,319
Broadline Retail - 25.7%
Broadline Retail - 25.7%
Amazon.com, Inc. (a)	340,687	61,453,117
MercadoLibre, Inc. (a)	755	1,141,530
Ollie's Bargain Outlet Holdings, Inc. (a)	17,200	1,368,604
		63,963,251
Building Products - 0.8%
Building Products - 0.8%
The AZEK Co., Inc. (a)	38,198	1,918,304
Commercial Services & Supplies - 0.1%
Diversified Support Services - 0.1%
Vestis Corp.	16,722	322,233
Consumer Staples Distribution & Retail - 1.9%
Consumer Staples Merchandise Retail - 0.9%
Dollar Tree, Inc. (a)	17,429	2,320,671
Food Distributors - 1.0%
Performance Food Group Co. (a)	31,221	2,330,335
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		4,651,006
Hotels, Restaurants & Leisure - 18.8%
Casinos & Gaming - 2.6%
Caesars Entertainment, Inc. (a)	35,259	1,542,229
Churchill Downs, Inc.	15,448	1,911,690
Penn Entertainment, Inc. (a)	43,762	796,906
Red Rock Resorts, Inc.	36,170	2,163,689
		6,414,514
Hotels, Resorts & Cruise Lines - 7.8%
Booking Holdings, Inc.	1,460	5,296,705
Hilton Worldwide Holdings, Inc.	35,790	7,634,365
Marriott International, Inc. Class A	16,644	4,199,448
Royal Caribbean Cruises Ltd. (a)	16,370	2,275,594
		19,406,112
Restaurants - 8.4%
Aramark	29,885	971,860
Brinker International, Inc. (a)	13,795	685,336
Chipotle Mexican Grill, Inc. (a)	1,415	4,113,080
Domino's Pizza, Inc.	9,386	4,663,716
McDonald's Corp.	24,968	7,039,728
Restaurant Brands International, Inc.	13,100	1,040,321
Starbucks Corp.	26,380	2,410,868
		20,924,909
TOTAL HOTELS, RESTAURANTS & LEISURE		46,745,535
Household Durables - 4.6%
Home Furnishings - 1.9%
Tempur Sealy International, Inc.	82,193	4,670,206
Homebuilding - 2.7%
KB Home	33,560	2,378,733
PulteGroup, Inc.	28,270	3,409,927
TopBuild Corp. (a)	2,400	1,057,752
		6,846,412
TOTAL HOUSEHOLD DURABLES		11,516,618
Leisure Products - 0.4%
Leisure Products - 0.4%
Brunswick Corp.	9,370	904,392
Specialty Retail - 24.5%
Apparel Retail - 5.2%
Aritzia, Inc. (a)	87,300	2,410,409
Burlington Stores, Inc. (a)	7,769	1,803,884
TJX Companies, Inc.	84,748	8,595,142
		12,809,435
Automotive Retail - 1.2%
Advance Auto Parts, Inc.	4,700	399,923
O'Reilly Automotive, Inc. (a)	2,275	2,568,202
		2,968,125
Home Improvement Retail - 11.6%
Floor & Decor Holdings, Inc. Class A (a)(b)	31,221	4,046,866
Lowe's Companies, Inc.	47,198	12,022,747
The Home Depot, Inc.	33,426	12,822,214
		28,891,827
Homefurnishing Retail - 2.1%
Wayfair LLC Class A (a)	9,166	622,188
Williams-Sonoma, Inc.	14,330	4,550,205
		5,172,393
Other Specialty Retail - 4.4%
Academy Sports & Outdoors, Inc.	42,590	2,876,529
Dick's Sporting Goods, Inc.	26,588	5,978,578
Five Below, Inc. (a)	7,750	1,405,695
Sally Beauty Holdings, Inc. (a)	60,173	747,349
		11,008,151
TOTAL SPECIALTY RETAIL		60,849,931
Textiles, Apparel & Luxury Goods - 10.1%
Apparel, Accessories & Luxury Goods - 5.3%
Levi Strauss & Co. Class A (b)	36,680	733,233
lululemon athletica, Inc. (a)	9,656	3,772,116
LVMH Moet Hennessy Louis Vuitton SE	1,109	997,875
PVH Corp.	22,635	3,182,707
Tapestry, Inc.	76,799	3,646,417
VF Corp. (b)	63,930	980,686
		13,313,034
Footwear - 4.8%
Deckers Outdoor Corp. (a)	4,279	4,027,652
NIKE, Inc. Class B	63,786	5,994,608
On Holding AG (a)	15,034	531,903
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	11,000	673,860
Wolverine World Wide, Inc.	57,790	647,826
		11,875,849
TOTAL TEXTILES, APPAREL & LUXURY GOODS		25,188,883
TOTAL COMMON STOCKS (Cost $121,901,220)		248,318,779

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	437,547	437,635
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	5,945,469	5,946,064
TOTAL MONEY MARKET FUNDS (Cost $6,383,699)		6,383,699

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $128,284,919)	254,702,478
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(6,308,261)
NET ASSETS - 100.0%	248,394,217

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	902,099	5,924,813	6,389,277	4,103	-	-	437,635	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	6,032,714	31,739,801	31,826,451	1,098	-	-	5,946,064	0.0%
Total	6,934,813	37,664,614	38,215,728	5,201	-	-	6,383,699

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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